(Loss)/earnings per share - Diluted (loss)/earnings per share (Details) - USD ($)		12 Months Ended
	Jan. 07, 2020	Jun. 30, 2022	Jun. 30, 2021
(Loss)/earnings per share
Profit attributable to equity shareholders		$ 638,170,000
Weighted average number of ordinary shares	865,591,398	1,205,527,348	1,104,371,475
Dilutive effect of share award scheme and option plan (Note 32)		11,110,091
Weighted average number of ordinary shares, diluted		1,216,637,439